Income taxes (Tables)	12 Months Ended
Jun. 12, 2012
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(114,569)	¥(278,229)	¥(177,852)	$(2,164)
Foreign subsidiaries	406,037	841,519	610,725	7,431

	¥291,468	¥563,290	¥432,873	$5,267

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Current income tax expense:
Parent company and domestic subsidiaries	¥65,971	¥85,290	¥111,363	$1,355
Foreign subsidiaries	1,156	141,821	144,514	1,758

Total current	67,127	227,111	255,877	3,113

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(126,716)	(44,268)	(57,940)	(705)
Foreign subsidiaries	152,253	129,978	64,335	783

Total deferred	25,537	85,710	6,395	78

Total provision	¥92,664	¥312,821	¥262,272	$3,191

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2010	2011	2012
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.9	2.2	1.7
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.4	4.8	4.7
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(0.6)	12.6	9.2
Valuation allowance	11.2	8.1	14.9
Tax credits	(11.8)	(2.6)	(1.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(10.7)	(9.3)	(9.6)
Unrecognized tax benefits adjustments	2.3	(0.6)	2.5
Other	(5.1)	0.1	(1.2)

Effective income tax rate	31.8%	55.5%	60.6%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Accrued pension and severance costs	¥226,093	¥236,978	$2,883
Accrued expenses and liabilities for quality assurances	395,513	369,985	4,502
Other accrued employees’ compensation	103,020	106,265	1,293
Operating loss carryforwards for tax purposes	296,731	337,992	4,112
Tax credit carryforwards	127,289	108,426	1,319
Property, plant and equipment and other assets	176,229	147,906	1,800
Other	277,449	296,934	3,613

Gross deferred tax assets	1,602,324	1,604,486	19,522
Less - Valuation allowance	(280,685)	(309,268)	(3,763)

Total deferred tax assets	1,321,639	1,295,218	15,759

Deferred tax liabilities
Unrealized gains on securities	(146,874)	(210,475)	(2,561)
Undistributed earnings of foreign subsidiaries	(26,783)	(27,581)	(336)
Undistributed earnings of affiliates accounted for by the equity method	(578,756)	(504,776)	(6,141)
Basis difference of acquired assets	(38,351)	(34,120)	(415)
Lease transactions	(556,349)	(576,809)	(7,018)
Other	(74,839)	(54,749)	(666)

Gross deferred tax liabilities	(1,421,952)	(1,408,510)	(17,137)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Deferred income taxes (Current assets)	¥605,884	¥718,687	$8,744
Investments and other assets - Other	118,849	91,857	1,118
Deferred tax liabilities
Other current liabilities	(14,919)	(14,953)	(182)
Deferred income taxes (Long-term liabilities)	(810,127)	(908,883)	(11,058)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Valuation allowance at beginning of year	¥208,627	¥239,269	¥280,685	$3,415
Additions	46,704	55,791	96,754	1,177
Deductions	(14,066)	(10,077)	(65,566)	(798)
Other	(1,996)	(4,298)	(2,605)	(31)

Valuation allowance at end of year	¥239,269	¥280,685	¥309,268	$3,763

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Balance at beginning of year	¥46,803	¥23,965	¥15,453	$188
Additions based on tax positions related to the current year	2,702	213	4,187	51
Additions for tax positions of prior years	6,750	12,564	10,801	131
Reductions for tax positions of prior years	(2,802)	(16,133)	(363)	(4)
Reductions for tax positions related to lapse of statute of limitations	(106)	—	—	—
Reductions for settlements	(27,409)	(2,794)	(12,820)	(156)
Other	(1,973)	(2,362)	(357)	(4)

Balance at end of year	¥23,965	¥15,453	¥16,901	$206